Organization and Nature of Operations - Summary Of Principal Subsidiaries And VIEs (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Long-term borrowings	$ 46,469	$ 11,027
Shanghai Shengshi Chuangtuo Construction and Development Co., Ltd ("Shengshi")
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Long-term borrowings	46,500
Land use rights, net	161,400
Shanghai Shengshi Chuangtuo Construction and Development Co., Ltd ("Shengshi") | Construction in progress
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Property and equipment, net	$ 44,500